Derivative Liabilities (Details) - USD ($) $ in Thousands	Nov. 28, 2022	Jun. 30, 2023	Dec. 31, 2022
Derivative Liabilities (Details) [Line Items]
Warrants term	5 years
Revenues percentage	2.00%	2.30%
Derivative liabilities (in Dollars)		$ 1,875	$ 2,216
IPO [Member]
Derivative Liabilities (Details) [Line Items]
Warrants issued (in Shares)	2,824,525